Other Revenue - Schedule of Other Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Revenue [Abstract]
Facilitation fee									$ 2,422	$ 20,608	$ 20,410
Brand alliance fees									3,479	621	2,641
Advertising revenue									3,152	4,495	781
Service fees on rail reservation									1,047	2,021	700
Miscellaneous									3,456	8,600	3,496
Total	$ 5,134	$ 4,137	$ 3,139	$ 1,146	$ 6,869	$ 8,252	$ 10,945	$ 10,279	$ 13,556	$ 36,345	$ 28,028